Consolidated Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment
The estimated useful lives of the Company’s property and equipment are as follows:

Molds and tooling	3 years
Computer and software	3 - 7 years
Displays	2 years
Equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Net sales by geographical region can be found in the disaggregation of net sales in Note 2 above. The following table presents the Company’s property and equipment, net of depreciation and amortization, by geographic region:

	As of December 31,
	2024	2023

	(in thousands)
United States	$66,858	$60,644
China	112,988	92,931
Rest of World	31,618	12,677
Total property and equipment, net	$211,464	$166,252
Property and equipment, net consisted of the following:

	As of December 31,
	2024	2023

	(in thousands)
Molds and tooling	$267,756	$286,305
Displays	64,960	91,074
Computer and software	53,565	100,225
Leasehold improvements	42,711	36,061
Equipment	19,826	19,391
Furniture and fixtures	17,694	10,614
Total property and equipment	466,512	543,670
Less: accumulated depreciation and amortization	(266,800)	(389,689)
Construction in progress	11,752	12,271
Property and equipment, net	$211,464	$166,252

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2023

	(in thousands)
Accrued customer incentives	$291,384	$207,593
Accrued expenses	177,573	106,198
Accrued compensation and benefits	109,156	89,658
Accrued returns	86,557	58,828
Accrued delivery and distributions	52,711	29,850
Accrued warranty	26,955	28,090
Accrued advertising	20,779	35,968
Sales and other tax payable	20,318	19,904
Accrued professional fees	18,451	8,071
Operating lease liabilities, current	18,133	8,390
Derivative liabilities	66	3,370
Other	19,446	24,413
Accrued expenses and other current liabilities	$841,529	$620,333